Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
INCOME TAX

17 - INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company and its subsidiary incorporated in the Cayman Islands is not subject to tax on income or capital gain. Additionally, upon payments of dividends by BJY or the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiary incorporated in Hong Kong is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first Hong Kong Dollar (“HKD$”) 2.0 million of assessable profits is 8.25% and assessable profits above HKD$2.0 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, The Company’s subsidiary incorporated in Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. Effective from January 1, 2008, a new Enterprise Income Tax Law, or the New EIT Law, combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions.

Entities qualifying as Software Enterprises enjoy full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.

BaiJiaYun VIE qualified as a Software Enterprise and is entitled to full exemption from EIT for the tax year ended on December 31, 2020 and 2021. BaiJiaYun VIE did not renew the Software Enterprise qualification and the preferential tax treatment regarding the 50% reduction in EIT is forfeited starting January 1, 2022. Nanjing BaiJiaYun qualified as a Software Enterprise in 2022 and received the preferential tax treatments of full exemption from EIT for the tax years ended on December 31, 2022 and 2023, and is subject to a 50% reduction in EIT for the tax years ended on December 31, 2024 through 2026.

Entities qualifying as High and New Technology Enterprise are eligible for a preferential tax rate of 15% with High and New Technology Enterprise certificate effective for a period of three years. BaiJiaYun VIE qualified as a High and New Technology Enterprise in 2022 and enjoys the preferential income tax rate of 15% for the tax years ended on from December 31, 2022 through 2024. Wuhan BaiJiaShiLian qualified as a High and New Technology Enterprise in 2020 and enjoys the preferential income tax rate of 15% for the tax years ended on December 31, 2020 through 2022. Beijing Deran qualified as a High and New Technology Enterprise in 2021 and enjoys the preferential income tax rate of 15% for the tax years ended on December 31, 2021 through 2024. Wuhan BaijiaYun qualified as a High and New Technology Enterprise in 2019 and enjoys the preferential income tax rate of 15% for the tax years ended on December 31, 2019 through 2025. Beijing Hydrogen qualified as a High and New Technology Enterprise in 2021 and enjoys the preferential income tax rate of 15% for the tax years ended on October 25, 2021 through 2024.Wuhan Qiyunshilian qualified as a High and New Technology Enterprise in 2022 and enjoys the preferential income tax rate of 15% for the tax years ended on November 9, 2022 through 2025.

Entities qualifying as “small enterprise with low profit” and with a taxable income not exceeding RMB1.0 million are eligible for a preferential tax rate of 5% for the tax years ended on December 31, 2020, a preferential tax rate of 2.5% for the tax years ended on December 31, 2021 and 2022, and a preferential tax rate of 5% for the tax year ended on December 31, 2023. For the tax years ended on December 31, 2020, Nanjing BaiJiaYun, was recognized as “small enterprise with low profit” and received a preferential income tax rate of 5%. For the tax year ended on December 31, 2020, BaiJiaYun Information Technology and Baijia Cloud Technology, were recognized as “small enterprise with low profit” and received a preferential income tax rate of 5%. For the tax year ended on December 31, 2021, Guizhou BaiJiaYun, Haoyu Xingchen, Xi’an BaiJiaYun, Henan BaiJiaYun, and BaiJiaYun WFOE, were recognized as “small enterprise with low profit” and received a preferential income tax rate of 2.5%. For the tax year ended on December 31, 2022, Guizhou BaiJiaYun, Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai BaiJiaYun, Guangxi Weifang, Guangxi Chuanghe, Guangxi Hengsheng, Nanjing Baishilian, Xi’an BaiJiaYun, Henan BaiJiaYun were recognized as “small enterprise with low profit” and received a preferential income tax rate of 2.5%. For the tax year ended on December 31, 2023, Guizhou BaiJiaYun, Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai BaiJiaYun, Guangxi Weifang, Guangxi Chuanghe, Guangxi Hengsheng, Nanjing Baishilian, Xi’an BaiJiaYun, Henan BaiJiaYun, Xinjiang BaiJiaYun, Shaanxi BaiJiaYun, Baijia Yunlong, Zhejiang BaiJiaYun and Zhejiang WFOE were recognized as “small enterprise with low profit” and received a preferential income tax rate of 5%. For the tax year ended on December 31, 2024, Guizhou BaiJiaYun, Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai BaiJiaYun, Guangxi Weifang, Guangxi Chuanghe, Guangxi Hengsheng, Nanjing Baishilian, Xi’an BaiJiaYun, Xinjiang BaiJiaYun, Shaanxi BaiJiaYun, Baijia Yunlong,Beijing Hydrogen, Beijing Deran and Guangzhou BaiJiaYun were recognized as “small enterprise with low profit” and received a preferential income tax rate of 5%.

In September 2018, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Qualified entities are entitled to deduct 175% research and development expenses against income to reach a net operating income. In March 2022, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Since January 1, 2022, qualified entities are entitled to deduct 200% research and development expenses against income to reach a net operating income.

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

The income tax expenses for the years ended June 30, 2025, 2024 and 2023 were comprised of the following:

	For the Years Ended June 30,
	2025	2024	2023
Current income tax expense	$7,654	$1,217,570	$83,633
Deferred income tax (benefit)	(4,274,542)	(1,413,789)	138,336)
Income tax (benefit)	$(4,266,887)	$(196,219)	$221,969

The reconciliation between the statutory income tax rate and the Company’s effective tax rate is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(23.79)%	(26.79)%	(25.36)%
Effect of research and development credits	(20.10)%	52.31%	38.42%
Effect of other non-deductible expenses	(0.21)%	(0.43)%	(0.84)%
Effect of change in valuation allowance	(0.00)%	(49.10)%	(40.38)%
Effective tax rate	(19.10)%	0.99%	(3.16)%

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	For the Years Ended June 30,
	2025	2024
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$4,577,472	$1,559,483
Net operating loss carrying forwards	12,435,377	11,408,888
Share-based compensation	3,639,981	3,423,511
Unrealized profit	4,078,848	4,270,416
Others	51,774	21,075
Total deferred tax assets	24,783,452	20,683,373
Less: Valuation allowance	(17,462,079)	(17,604,415)
Total deferred tax assets, net	7,321,373	3,078,958
Deferred tax liabilities
Intangible assets recognized from acquisition	(494,725)	(593,055)
Total deferred tax liabilities, net	$(494,725)	$(593,055)

The rollforward of valuation allowance of deferred tax assets is as follows:

	June 30,	June 30,	June 30,
	2025	2024	2023
Balance at beginning of the year	$17,604,415	$10,497,506	$8,430,810
Additions of valuation allowance	(368,665)	7,451,427	2,825,896
Foreign currency translation adjustments	226,329	(344,518)	(759,200)
Balance at end of the year	$17,462,079	$17,604,415	$10,497,506

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

As of June 30, 2025, 2024 and 2023, due to uncertainties surrounding future utilization on the Company’s subsidiaries, the VIE and VIE’s subsidiaries accrued valuation allowance of $4,078,848, $11,644,828 and $10,497,506, respectively, against the deferred tax assets based upon management’s assessment as to their realization. The Company’s subsidiary established in Hong Kong is for investment holding purposes, and all deferred tax assets associated with the cumulative losses of the subsidiary in Hong Kong is fully reserved as the realization is improbable.

The amount of cumulative net operating loss in 2025 and the year of expiration are as follows:

		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$82,467,156	2026
Hong Kong	$3,243,838	No expiration

Uncertain Tax Position

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. Accordingly, the PRC subsidiaries’ tax years ended on December 31, 2020 through 2024 remain open to examination by the respective tax authorities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.